SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
           CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The following information supercedes certain information contained in the portfolio's Prospectus and Statement of Additional Information.

Effective on or about February 21, 2005, the Portfolio will change its name to "Credit Suisse Trust - Global Small Cap Portfolio."

Dated:  February 4, 2005                                           TRGPV-16-0205
                                                                   2005-005